Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Total assets held for sale	€ 13	€ 40
Liabilities included in disposal groups	€ 220	208
Unrealized net gains or losses relating to non-current assets and disposal groups classified as held for sale recognized directly in accumulated other comprehensive income (loss)		€ 0